Total
Diversified Bond Portfolio
Diversified Bond Portfolio
Investment Goal
This Fund seeks to maximize total return consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Diversified Bond Portfolio		Class I	Class P
Management Fee	[1]	0.40%	0.40%
Service Fee	[1]	0.20%	none
Other Expenses	[1]	0.06%	0.06%
Total Annual Fund Operating Expenses	[1]	0.66%	0.46%
[1]	Expense information has been restated to reflect current fees.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example - Diversified Bond Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	67	211	368	823
Class P	47	148	258	580

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2023, the portfolio turnover rate was 222% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in debt securities.
The Fund may invest in debt securities of any maturity and credit quality.
The Fund is divided into two portions, each of which is managed by a different portfolio management team at the Fund’s sub-adviser. Each team uses different investment strategies in seeking to achieve the investment goal of the Fund. Pacific Life Fund Advisors, LLC (“PLFA”) is the Fund’s investment adviser and selected these two strategies, the Core Plus Full Discretion and Core Plus Relative Return strategies, to be utilized by the Fund because of their different approaches to investing in fixed income. PLFA monitors the performance of each strategy on an ongoing basis. PLFA generally allocates the Fund’s assets equally between the two strategies but, subject to PLFA’s discretion, may change the allocation or rebalance as it deems appropriate to meet the Fund’s investment goal at any time without shareholder notice. PLFA allocates assets to each strategy in an effort to increase diversification among securities and investment strategies in seeking to increase the Fund’s potential for investment return while managing its risk and volatility. In addition, PLFA analyzes the risks arising from the investments of each strategy; evaluates the impact of any risk exposures on the Fund’s risk/return objectives; contemplates valuations, investor sentiment and other economic factors; and considers adjustments to strategy allocations as a result. The Fund may deviate from PLFA’s intended strategy allocation due to cash flows and changes to asset values as a result of market movements and/or investment decisions by the sub-adviser.
The two portions and their corresponding investment strategies are as follows:
Core Plus Full Discretion portion: This strategy employs an opportunistic style based on a bottom-up value-driven investment process combined with a macroeconomic and credit cycle perspective (the sub-adviser’s framework for identifying improving or deteriorating credit fundamentals). The strategy emphasizes a long-term view of market developments, with the intention to hold securities through a credit cycle as their fundamental credit characteristics improve. The strategy views the entire spectrum of fixed income markets as a global opportunity set from which to choose the most attractive total return opportunities, regardless of the sector.
Fixed income investments for this portion of the Fund may include securities issued by U.S. and non-U.S. corporations and governments, bank loans and collateralized loan obligations (“CLOs”), commercial and residential mortgage-backed securities and other asset-backed securities, convertible securities, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”) and structured notes.
This portion of the Fund will normally invest at least 80% of its assets in investment grade fixed income investments and may invest up to 15% of its assets in fixed income securities that are rated non-investment grade (high yield/high risk, sometimes called “junk bonds”) or, if unrated, are of comparable quality as determined by the sub-adviser.
This portion of the Fund may invest up to 30% of its assets in foreign securities (including emerging markets securities), which includes up to 20% in foreign currency-denominated securities. This portion of the Fund may also invest in obligations of supranational entities without limit (supranational entities are entities designated or supported by national governments to promote economic reconstruction, development or trade amongst nations, such as the World Bank).
This portion of the Fund may use futures contracts, forward commitments and swaps (i.e., derivatives) for hedging and investment purposes.
This portion of the Fund expects to maintain a weighted average effective duration within five years (plus or minus) of the Fund’s benchmark index, the Bloomberg U.S. Aggregate Bond Index. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk. The duration of the Bloomberg US Aggregate Bond Index was 6.24 years as of December 31, 2023.
When selecting securities to buy or sell for this portion of the Fund, the team considers the financial strength of the issuer, current interest rates, current valuations, the team’s expectations regarding future changes in interest rates and comparisons of the level of risk associated with particular investments with the team’s expectations concerning the potential return of those investments.
Core Plus Relative Return portion: This strategy focuses on the credit cycle as the primary driver of interest rates and credit spreads. The investment process primarily looks at macroeconomic factors in its analyses, and is designed to balance yield with capital preservation. The strategy will generally take on greater risk in stable and improving environments when credit valuations are considered to be undervalued, while emphasizing liquidity and quality through economic downturns. The strategy uses security selection based on fundamental, bottom-up credit analysis as an additional source of added value. The strategy is benchmark-aware, and seeks to outperform the Fund’s benchmark. The strategy also performs risk management analyses relative to the Fund’s benchmark to manage the volatility of this portion of the Fund. Traditional risk analytics (including tracking error) are complemented by forward-looking scenario analyses for a more comprehensive risk picture.
Fixed income investments for this portion of the Fund may include securities issued by U.S. and non-U.S. corporations and governments, securities issued by supranational entities, U.S. government-sponsored agency debenture and pass-through securities, commercial mortgage-backed and other asset-backed securities, and inflation-linked securities. This portion of the Fund may also invest in Rule 144A securities, structured notes, foreign securities (including those in emerging markets) and mortgage-related securities.
This portion of the Fund will normally invest at least 80% of its assets in investment-grade fixed income securities, and may invest up to 20% of its assets in securities that are rated non-investment grade (high yield/high risk, sometimes called “junk bonds”) or if unrated, are of comparable quality as determined by the sub-adviser.
This portion of the Fund may use futures contracts, forward commitments and swaps (i.e., derivatives) for hedging and investment purposes.
This portion of the Fund expects to maintain a weighted average effective duration within two years (plus or minus) of the Fund’s benchmark index, the Bloomberg US Aggregate Bond Index. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk. The duration of the Bloomberg US Aggregate Bond Index was 6.24 years as of December 31, 2023.
When selecting securities for this portion of the Fund, purchase and sale considerations by the team include overall portfolio yield, interest rate sensitivity across different maturities held, fixed-income sector fundamentals and outlook, technical supply/demand factors, credit risk, cash flow variability, security-specific characteristics, as well as potential currency and liquidity risk. The team also considers economic factors. Individual securities are assessed on a risk/return basis, both on a benchmark-relative and on an absolute return basis, and on their fit within the overall strategy.

Principal Risks
Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based domestic debt market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Loomis, Sayles & Company, L.P. began managing the Fund on November 1, 2023, and some investment policies changed at that time. Another firm managed the Fund before that date.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q2 2020: 7.22%; Q1 2022: (8.82%)
Average Annual Total Returns (For the periods ended December 31, 2023)
Average Annual Returns - Diversified Bond Portfolio	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class I	Class I (incepted May 1, 2006)	3.60%	0.61%	2.20%	May 01, 2006
Class P	Class P (incepted May 2, 2011)	3.81%	0.81%	2.40%	May 02, 2011
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	5.53%	1.10%	1.81%